BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS	12 Months Ended
Dec. 31, 2021
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS

3. BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS

Acquisitions in 2021

Transaction with Uber

On August 30, 2021, the Company entered into a Framework Agreement with Uber Technologies, Inc., and certain of its affiliates (“Uber”), to restructure their joint ventures, MLU B.V. (“MLU”) and Yandex Self Driving Group B.V. (“SDG”). Pursuant to this agreement, for total consideration of $1,000 in cash, the Company has acquired from Uber its entire equity interest in SDG and an additional 4.5% (4.6% based on the total number of outstanding shares) interest in MLU, both of which were completed in September 2021, as well as Uber’s entire indirect interest in Yandex Eats, Yandex Lavka and Yandex Delivery (the “Demerged Businesses”), each of which was demerged from MLU in December 2021. The transaction provides the Company and its employees a total of 71.0% (70.2% based on the total number of outstanding shares) ownership in the newly restructured MLU which will focus on mobility businesses, including ride-hailing and car-sharing services.

On September 7, 2021 (the “Initial Closing”), the Company paid $800 (RUB 58,363 at the exchange rate as of the Initial Closing) in cash. On December 21, 2021 (the “Demerger Closing”), the remaining $200 (RUB 14,859 at the exchange rate as of the Demerger Closing) of consideration was paid upon the completion of the demerger and subsequent transfer of Uber’s shares in the Demerged Businesses to the Company.

After the Initial Closing, no earnings are allocated to the noncontrolling interest relating to the Demerged Businesses, as these interests were considered to be mandatorily redeemable. In order to account for all of the equity ownership changes contemplated by the transaction, the Company reduced the amount of the non-controlling interest and additional paid-in capital by RUB 6,241 ($84.0) and RUB 67,205 ($904.6), respectively.

Under the terms of the Framework Agreement, the Company has also received an American call option to acquire Uber’s remaining 29.0% (29.8% based on the total number of outstanding shares) interest in the newly restructured MLU during the two-year period beginning on the Initial Closing. The call option has an initial exercise price of $1,811 (RUB 132,119 at the exchange rate as of the Initial Closing) which increases to approximately $2,005 (RUB 146,272 at the exchange rate as of the Initial Closing) if exercised in September 2023. The call option is determined to be embedded in the non-controlling interest in the newly restructured MLU and did not fall under the guidance of ASC 480 nor meet the definition of a derivative under ASC 815. Therefore, the call option does not impact the accounting of the remaining noncontrolling interest in the newly restructured MLU. As of December 31, 2021, the call option was not exercised by the Company.

Acquisition of Axelcroft Group

On February 2, 2021, MLU entered into a share purchase agreement (“SPA”) with Fasten CY Limited (together referred to as “parties”) and completed the acquisition of 100% of the shares of Axelcroft Limited and its subsidiaries (“Axelcroft Group”), representing certain components of the ride-hailing and cargo business of Vezet Group. The transaction was intended to allow the Company to strengthen its position and enhance customer care across Russian regions. The Company seeks to achieve synergies and cost reductions resulting from increased operating efficiency due to an improved balance of supply and demand in Russian regions. The Company applied the acquisition method to account for the transaction according to U.S. GAAP requirements.

The acquisition-date fair value of the consideration payable amounted to RUB 12,916 ($173.9), including RUB 7,300 ($98.3) paid in cash at the acquisition date in U.S. dollars ($96.7 at the exchange rate as of acquisition date) and a holdback amount and contingent consideration of up to RUB 5,616 ($75.6) subject to successful achievement of certain integration milestones and other purchase price adjustments.

The contingent consideration consists of up to $61.3 (undiscounted) (RUB 4,625 (undiscounted) at the exchange rate as of acquisition date) payable to Fasten CY Limited, conditional on the Axelcroft Group meeting defined integration performance targets. The fair value of contingent consideration at the acquisition date was estimated at $60.4

(RUB 4,557 at the exchange rate as of the acquisition date). The Company estimated the fair value of the integration consideration based on probability adjusted present value of consideration expected to be transferred using significant inputs that are not observable in the market and thus represents a Level 3 measurement as defined by ASC 820. Key assumptions used in these estimates include discount rates and probability assessments with respect to the likelihood of achieving the performance targets given the integration mechanism and the tools available under SPA to the parties to achieve integration milestones.

In July 2021, the parties completed the assessment of the achieved integration performance targets and determined the integration milestone payments due in connection with the acquisition of Axelcroft Group. The total amount paid was RUB 5,791 ($77.9) ($78.7 at the exchange rate as of payment date), consisting of RUB 4,509 ($60.7) ($61.3 at the exchange rate as of payment date) of integration consideration and RUB 1,282 ($17.3) of holdback amount.

Set out below is the condensed balance sheet of Axelcroft Group as of February 2, 2021, reflecting the allocation of the purchase price to net assets acquired.

February 2, 2021
RUB
ASSETS:
Cash and cash equivalents	72
Intangible assets	1,774
Goodwill	12,250
Other current and non-current assets	1,474
Total assets	15,570
LIABILITIES:
Deferred income tax liabilities	323
Other current and non-current liabilities	2,331
Total liabilities	2,654
Total net assets acquired	12,916
Total purchase consideration	12,916

Of the RUB 1,774 ($23.9) allocated to intangible assets, RUB 1,024 ($13.8) and RUB 292 ($3.9) relates to the acquired customer relationships and trademarks of Vezet Group, included in the customer relationships and trade names and domain names categories, respectively, which will be amortized over a period of 10 years; and RUB 258 ($3.5) represents driver relationships, included in the customer relationships category, that will be amortized over a period of 2 years. RUB 200 ($2.7) was assigned to IT software and technology, included in the content and software category, which is mainly represented by driver and client mobile applications that were discontinued at the end of the technical integration period, April 2, 2021, and therefore fully amortized as of March 31, 2021. The Company used the income approach for the estimation of the fair value of customer relationships and trademarks, and the cost approach for IT software and technology and driver relationships. The most significant quantitative inputs used for the valuation of client relationships and trademarks were future revenue growth rates, projected adjusted profitability margins and user retention rates. The most significant quantitative input used for the valuation of IT software technology was time in man-hours required to reconstruct the software applications. The most significant quantitative input used for the valuation of driver relationships was driver acquisition costs. These inputs are not observable in the market and thus represents a Level 3 measurement as defined by ASC 820.

Goodwill recognized in the amount of RUB 12,250 ($164.9) is attributable primarily to the expected synergies described above and was assigned to the Ride-hailing reportable segment. Goodwill is not deductible for income tax purposes.

The Company recognized separately from the acquisition RUB 408 ($5.5) of acquisition related costs that were expensed in the current period. These costs were recorded in sales, general and administrative expenses in the consolidated statements of operations.

The revenue and earnings of Axelcroft Group for the period prior to acquisition would not have had a material impact on the Company’s revenue and earnings for the year ended December 31, 2021 and 2020. Accordingly, no pro forma financial information is presented. The Company has determined that the presentation of revenue and earnings of Axelcroft Group from the date of acquisition is impracticable due to the integration of the operations upon acquisition.

Acquisition of Acropol Bank

On July 16, 2021, the Company completed the acquisition of a 100% ownership interest in Commercial Bank ACROPOL, JSC (“Acropol Bank” or “Acropol”). As a result of the acquisition, the Company acquired all of Acropol’s licenses, including a universal banking license. Cash consideration transferred totaled RUB 986 ($13.3). The acquisition was accounted for as a business combination.

Set out below is the condensed balance sheet of the Acropol Bank as of July 16, 2021, reflecting the allocation of the purchase price to net assets acquired.

July 16, 2021
RUB
ASSETS:
Cash and cash equivalents	597
Investments in debt securities, current	556
Goodwill	105
Other current and non-current assets	44
Total assets	1,302
LIABILITIES:
Other current and non-current liabilities	316
Total liabilities	316
Total net assets acquired	986
Total purchase consideration	986

The results of operations of Acropol for the period prior to the acquisition would not have had a material impact on the Company’s results of operations for the year ended December 31, 2021 and 2020. Accordingly, no pro forma financial information is presented.

Other

During the year ended December 31, 2021, the Company completed other acquisitions for a total consideration of approximately RUB 1,575 ($21.2). In aggregate, RUB 6 ($0.1) cash was acquired, RUB 623 ($8.4) was attributed to intangible assets, RUB 1,071 ($14.4) was attributed to goodwill, and RUB 124 ($1.7) was attributed to deferred tax liabilities. Goodwill is mainly attributable to the Classifieds reportable segment and primarily arises due to specific synergies that result from the integration with the existing operations of other businesses or technologies of the Company

Acquisitions in 2020

Yandex Market

On June 23, 2020, the Company and its partner entered into a binding agreement to reorganize their joint ventures, Yandex Market and Yandex.Money. On July 23, 2020, the Company completed the acquisition of the remaining interest in Yandex Market (approximately 50%) for RUB 42,000 and sold to its partner a 25% plus RUB 1 interest in Yandex.Money for approximately RUB 2,420. Net cash consideration of RUB 39,580 was paid by the Company to its partner. The acquisition was accounted for as a step-acquisition under business combination rules. Accordingly, the Company remeasured its previously held equity interest in Yandex Market to fair value, in the amount of RUB 41,838, and recorded a gain of RUB 19,230. Fair value has been determined using a combination of the income and market approach. This fair value measurement is based on significant unobservable inputs and thus represents a Level 3 measurement as defined by ASC 820. The most significant quantitative inputs used to measure the fair value based on the discounted cash flow methodology were the future revenue growth rates, projected adjusted earnings margins, terminal growth rate and discount rates. The inputs are based on the Company’s past experience and best estimates of future cash flows.

Set out below is the condensed balance sheet of Yandex Market as of July 23, 2020, reflecting the allocation of the purchase price to net assets acquired:

July 23, 2020
ASSETS:	RUB
Cash and cash equivalents	6,206
Term deposits	11,200
Accounts receivable	1,719
Other current assets	5,336
Property and equipment	3,139
Intangible assets	12,655
Goodwill	51,836
Operating lease right-of-use assets	4,462
Other non-current assets	517
Total assets	97,070
LIABILITIES:
Accounts payable and accrued liabilities	5,708
Other current liabilities	800
Operating lease liabilities, non-current	4,213
Other non-current liabilities	1,971
Total liabilities	12,692
Total net assets acquired	84,378
Fair value of previously held equity interest	41,838
Fair value of the noncontrolling interest	47
Fair value of the redeemable noncontrolling interest	493
Total cash consideration for the acquisition	42,000
Total cash consideration from the sale of Yandex.Money	2,420
Net cash paid for the acquisition less consideration of the sale of Yandex.Money	39,580

Of the RUB 12,655 assigned to intangible assets, RUB 5,844 and RUB 1,747 relates to the acquired price comparison and marketplace platforms, respectively, included in content and software category with useful life of 6.0 years and RUB 4,480 represents seller relationships included in customer relationships category with useful life amortized over a period of 11.2 years. The Company used cost approach to determine the fair values of the price comparison and marketplace platforms and the income valuation approach to determine the fair value of the seller relationships. The most significant quantitative input used to determine the fair value of the price comparison platform was time in man-hours required to reconstruct the platform. The most significant quantitative inputs used to determine the fair value of the seller relationships were the future revenue growth rates, projected adjusted earnings margins and churn rate. The inputs are based on the Company’s past experience and best estimates of future cash flows.

The RUB 51,836 of goodwill was assigned to the Market reportable segment. The Company expects to achieve significant synergies with various Yandex services from deeper integration of Yandex Market within the Yandex ecosystem. Goodwill is not deductible for income tax purposes.

The results of operations of Yandex Market contributed after acquisition for the period since July 24, 2020 to

December 31, 2020 include revenue in the amount of RUB 13,867 and net loss in the amount of RUB 5,558.

The following unaudited pro forma information presents the combined results of operations of the Company and Yandex Market for the years ended December 31, 2019 and 2020 as if the acquisition of Yandex Market completed as of January 1, 2019:

	2019	2020
	RUB	RUB
Revenues	192,189	231,869
Net income	6,220	21,374

These amounts have been calculated after the elimination of revenue related to intercompany transactions and adjusting the results of Yandex Market to reflect amortization associated with intangibles acquired and related income tax results. These unaudited pro forma results are presented for informational purposes only and are not necessarily indicative of what the actual results of operations of the combined company would have been if the acquisition had occurred as of January 1, 2019, nor are they indicative of future results of operations.

Yandex Self-Driving and Yandex Drive Car-Sharing Businesses Restructuring

In September 2020, the Company and Uber completed the spin-off of the self-driving vehicles business (“Self-Driving Group”), from MLU to the Company. Simultaneously with the spin-off transaction, the Company invested a further $100.0 (RUB 7,607 as of the date of the transaction) in the form of equity and $50.0 (RUB 3,804 as of the date of the transaction) in the form of a convertible loan into Self-Driving Group. The Company also purchased a portion of Uber’s stake in Self-Driving Group. The Company also contributed the Yandex Drive car-sharing business to MLU. Financial results of the restructuring were recorded directly in the Company’s equity.

Immediately after the restructuring, SDG was owned by the Company and Uber with respective ownership of 72.8% and 18.6%, while the remaining shares were reserved for SDG management and employees. MLU B.V., including the Yandex Drive car-sharing business, was owned by Yandex and Uber with their respective ownership of 61.7% and 33.5%, while the remaining shares are reserved for management and employees of the MLU business. See the description above of the further restructuring of the ownership of SDG and MLU.

Other

During the year ended December 31, 2020, the Company completed other acquisitions for total consideration of approximately RUB 529, including cash consideration of RUB 450 and fair value of consideration of RUB 79. In aggregate, RUB 26 was cash acquired, RUB 253 was attributed to intangible assets, RUB 234 was attributed to goodwill, RUB 28 was attributed to other net current assets assumed and RUB 12 was attributed to deferred tax liabilities. Goodwill is mainly attributable to the Search and Portal reportable segment and primarily arises due to specific synergies that result from the integration with the existing operations of other businesses or technologies of the Company.

The result of operations for the periods prior to the other acquisitions would not have been materially impacted by these acquisitions. Accordingly, no pro forma financial information is presented.

Acquisitions in 2019

TheQuestion

In March 2019, the Company completed the acquisition of assets and assumption of liabilities of Znanie Company Limited (Cyprus) and its two subsidiaries, Znanie Development Company Limited (Cyprus) and Znanie LLC (Russia) (“TheQuestion”). TheQuestion is an internet-based question-and-answer social network. The primary purpose of the acquisition of TheQuestion was to enlarge the database of answers to specific search queries and to enhance the quality of search results provided by Yandex’s Search portal. The fair value of the consideration transferred totaled RUB 384, including cash consideration of RUB 351 and deferred consideration of RUB 33. The deferred consideration arrangement requires the Company to pay additional cash consideration to the former investors within a four-year period. No additional consideration has been paid to date. The Company accounted for the acquisition as a business combination.

Set out below is the condensed balance sheet of TheQuestion as of March 11, 2019, reflecting an allocation of the purchase price to net assets acquired:

March 11, 2019
RUB
ASSETS:
Intangible assets	113
Other current assets	5
Goodwill	295
Total assets	413
Current liabilities	6
Deferred tax liabilities	23
Total liabilities	29
Net assets	384
Total purchase consideration	384

The RUB 295 assigned to goodwill is attributable to the Search and Portal reportable segment and is primarily attributable to expected synergies that result from convergence with TheQuestion’s unique question-and-answer data. RUB 113 assigned to intangible assets relates to software that were amortized over a period of 1 year.

The results of operations of TheQuestion for the period prior to the acquisition would not have had a material impact on the Company’s results of operations. Accordingly, no pro forma financial information is presented.